BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Allocation of Cash Flows Received from Unconsolidated Real Estate Joint Ventures from Cumulative Earnings Method to the Look Through Method [Member] Cumulative Earnings Method [Member]	Dec. 31, 2012 Allocation of Cash Flows Received from Unconsolidated Real Estate Joint Ventures from Cumulative Earnings Method to the Look Through Method [Member] Cumulative Earnings Method [Member]	Dec. 31, 2011 Allocation of Cash Flows Received from Unconsolidated Real Estate Joint Ventures from Cumulative Earnings Method to the Look Through Method [Member] Look-through Method [Member]	Dec. 31, 2012 Allocation of Cash Flows Received from Unconsolidated Real Estate Joint Ventures from Cumulative Earnings Method to the Look Through Method [Member] Look-through Method [Member]
Operating Cash Flow [Abstract]
Operating distributions from joint ventures	$ 40,427	$ 13,006	$ 5,931	$ 3,567	$ 30,432	$ 13,006	$ 40,427
Net cash (used in) provided by operating activities	16,762	3,428	2,157	(6,011)	6,767	3,428	16,762
Investing Cash Flow [Abstract]
Investing distributions from joint ventures	38,701	23,274	10,177	32,713	48,696	23,274	38,701
Net cash used in investing activities	$ (399,723)	$ (207,573)	$ (114,836)	$ (198,134)	$ (389,728)	$ (207,573)	$ (399,723)